Basic and Diluted Earnings Per Share Information (Tables)	12 Months Ended
Feb. 28, 2023
Basic and Diluted Earnings Per Share Information [Abstract]
Schedule of basic and diluted earnings per share
	Year ended February 28
Figures in Rand	2023	2022	2021

Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	597,153	449,953	318,183

Weighted average number of ordinary shares issued	30,951,106	29,528,020	20,332,894

Basic and diluted earnings per share (ZAR)	19.29	15.24	15.65